Summary of significant accounting policies - Loss per share (Details) - USD ($)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Summary of significant accounting policies
Net loss - basic		$ (18,383,216)	$ (2,805,331)
Net loss - diluted		$ (18,383,216)	$ (2,805,331)
Basic loss per Ordinary Share	[1]	$ (13.33)	$ (20.55)
Diluted loss per Ordinary Share	[1]	$ (13.33)	$ (20.55)
Weighted average number of Class A Ordinary Shares outstanding - basic (in shares)		1,379,066	136,520
Weighted average number of Class A Ordinary Shares outstanding - diluted (in shares)		1,379,066	136,520

[1]	Giving retroactive effect to the 1-for-60 reverse share split effected on January 20, 2026